Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen			Ownership
	2021	2020		2021	2020
Matrix Industries, Inc.	¥52,520	¥	―	0.09%	0.09%
Other	500		500	―	―
Total	¥53,020		¥500